UNITED STATES SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

Form N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

811-21147

Investment Company Act File Number

Eaton Vance California Municipal Bond Fund

(Exact Name of Registrant as Specified in Charter)

Two International Place, Boston, Massachusetts 02110

(Address of Principal Executive Offices)

Maureen A. Gemma

Two International Place, Boston, Massachusetts 02110

(Name and Address of Agent for Services)

(617) 482-8260

(Registrant’s Telephone Number, Including Area Code)

September 30

Date of Fiscal Year End

December 31, 2017

Date of Reporting Period

Item 1. Schedule of Investments

Eaton Vance

California Municipal Bond Fund

December 31, 2017

PORTFOLIO OF INVESTMENTS (Unaudited)

Tax-Exempt Investments — 171.1%

Security	Principal Amount (000’s omitted)	Value
Education — 12.8%
California Educational Facilities Authority, (Claremont McKenna College), 5.00%, 1/1/27	$770	$771,925
California Educational Facilities Authority, (Harvey Mudd College), 5.25%, 12/1/31	550	622,232
California Educational Facilities Authority, (Harvey Mudd College), 5.25%, 12/1/36	940	1,055,498
California Educational Facilities Authority, (Loyola Marymount University), 5.00%, 10/1/30	1,375	1,445,812
California Educational Facilities Authority, (Pepperdine University), 5.00%, 10/1/46(1)	6,600	7,784,502
California Educational Facilities Authority, (University of San Francisco), 6.125%, 10/1/36	650	754,150
California Educational Facilities Authority, (University of the Pacific), 5.00%, 11/1/30	1,790	1,971,595
California Municipal Finance Authority, (University of San Diego), 5.00%, 10/1/31	1,175	1,307,375
California Municipal Finance Authority, (University of San Diego), 5.00%, 10/1/35	800	887,368
California Municipal Finance Authority, (University of San Diego), 5.25%, 10/1/26	2,270	2,551,412
California Municipal Finance Authority, (University of San Diego), 5.25%, 10/1/27	2,395	2,688,220
California Municipal Finance Authority, (University of San Diego), 5.25%, 10/1/28	2,520	2,824,618
California State University, 5.00%, 11/1/41(1)	7,550	8,929,687

		$33,594,394

Electric Utilities — 1.2%
Southern California Public Power Authority, (Tieton Hydropower), 5.00%, 7/1/35	$1,890	$2,036,399
Vernon, Electric System Revenue, 5.125%, 8/1/21	1,165	1,228,155

		$3,264,554

Escrowed/Prerefunded — 14.5%
California Educational Facilities Authority, (California Institute of Technology), Prerefunded to 11/1/19, 5.00%, 11/1/39(1)	$10,000	$10,634,100
California Educational Facilities Authority, (Santa Clara University), Prerefunded to 2/1/20, 5.00%, 2/1/29	285	304,964
California Educational Facilities Authority, (University of Southern California), Prerefunded to 10/1/18, 5.25%, 10/1/39	6,200	6,377,444
California Health Facilities Financing Authority, (Cedars-Sinai Medical Center), Prerefunded to 8/15/19, 5.00%, 8/15/39	4,505	4,756,605
Foothill-De Anza Community College District, Prerefunded to 8/1/21, 5.00%, 8/1/36(1)	10,000	11,177,600
San Diego Community College District, (Election of 2002), Prerefunded to 8/1/21, 5.00%, 8/1/32	1,375	1,536,920
San Diego Community College District, (Election of 2006), Prerefunded to 8/1/21, 5.00%, 8/1/31	2,545	2,844,699
Vernon, Electric System Revenue, Prerefunded to 8/1/19, 5.125%, 8/1/21	500	521,945

		$38,154,277

General Obligations — 49.4%
Berryessa Union School District, (Election of 2014), 5.00%, 8/1/40(1)	$7,450	$8,880,698
Burbank Unified School District, (Election of 2013), 4.00%, 8/1/31(1)	6,900	7,461,798
California, 5.50%, 11/1/35	4,600	5,080,470
Castro Valley Unified School District, (Election of 2016), 5.00%, 8/1/41	2,500	2,988,325
Contra Costa Community College District, (Election of 2006), 5.00%, 8/1/38(1)	9,750	11,131,478
Desert Community College District, 5.00%, 8/1/36(1)	7,500	8,905,875

Security	Principal Amount (000’s omitted)	Value
Mountain View Whisman School District, (Election of 2012), 4.00%, 9/1/42(1)	$10,000	$10,852,800
Napa Valley Unified School District, 5.00%, 8/1/41	2,885	3,426,428
Palo Alto, (Election of 2008), 5.00%, 8/1/40(1)	7,020	7,574,018
Palomar Community College District, 5.00%, 8/1/44(1)	10,000	11,566,400
San Bernardino Community College District, 4.00%, 8/1/27(1)	5,775	6,413,888
San Jose Unified School District, 5.00%, 8/1/32(1)	7,500	8,895,000
San Jose-Evergreen Community College District, (Election of 2010), 5.00%, 8/1/37(1)	4,975	5,576,080
Santa Monica Community College District, (Election of 2008), 5.00%, 8/1/44(1)	7,500	8,645,400
Santa Rosa High School District, (Election of 2014), 5.00%, 8/1/41	3,495	4,177,678
Torrance Unified School District, (Election of 2008), 5.00%, 8/1/35	7,500	8,634,825
Ventura County Community College District, 5.00%, 8/1/30(1)	8,000	9,617,360

		$129,828,521

Hospital — 7.9%
California Health Facilities Financing Authority, (Catholic Healthcare West), 5.25%, 3/1/27	$1,750	$1,938,667
California Health Facilities Financing Authority, (Catholic Healthcare West), 5.25%, 3/1/28	550	609,169
California Health Facilities Financing Authority, (City of Hope), 5.00%, 11/15/32	1,795	2,045,277
California Health Facilities Financing Authority, (City of Hope), 5.00%, 11/15/35	2,565	2,913,712
California Health Facilities Financing Authority, (St. Joseph Health System), 5.00%, 7/1/33	4,480	5,145,862
California Health Facilities Financing Authority, (St. Joseph Health System), 5.00%, 7/1/37	2,100	2,400,405
California Health Facilities Financing Authority, (Sutter Health), 5.25%, 8/15/31(1)	5,000	5,616,250

		$20,669,342

Insured-Electric Utilities — 4.1%
Northern California Power Agency, (Hydroelectric), (AGC), 5.00%, 7/1/24	$2,000	$2,034,860
Puerto Rico Electric Power Authority, (NPFG), 5.25%, 7/1/34	3,840	3,394,445
Sacramento Municipal Utility District, (AGM), 5.00%, 8/15/27	615	628,923
Sacramento Municipal Utility District, (AMBAC), (BHAC), 5.25%, 7/1/24	4,000	4,668,520

		$10,726,748

Insured-Escrowed/Prerefunded — 6.7%
Glendale, Electric System Revenue, (AGC), Prerefunded to 2/1/18, 5.00%, 2/1/31	$2,240	$2,246,407
Palm Springs Unified School District, (Election of 2008), (AGC), Prerefunded to 8/1/19, 5.00%, 8/1/33	4,500	4,745,340
Sacramento Municipal Utility District, (AGM), Prerefunded to 8/15/18, 5.00%, 8/15/27	385	393,716
San Diego County Water Authority, Certificates of Participation, (AGM), Prerefunded to 5/1/18, 5.00%, 5/1/38(1)	10,000	10,121,400

		$17,506,863

Insured-General Obligations — 12.3%
Burbank Unified School District, (Election of 1997), (NPFG), 0.00%, 8/1/21	$4,135	$3,856,301
San Diego Unified School District, (NPFG), 0.00%, 7/1/22	2,300	2,099,463
San Diego Unified School District, (NPFG), 0.00%, 7/1/23	5,000	4,445,700
San Juan Unified School District, (AGM), 0.00%, 8/1/21	5,630	5,265,401
San Mateo County Community College District, (NPFG), 0.00%, 9/1/22	4,840	4,425,502
San Mateo County Community College District, (NPFG), 0.00%, 9/1/23	4,365	3,897,727
San Mateo County Community College District, (NPFG), 0.00%, 9/1/25	3,955	3,344,625
San Mateo Union High School District, (NPFG), 0.00%, 9/1/21	5,240	4,896,571

		$32,231,290

Insured-Special Tax Revenue — 6.2%
Hesperia Public Financing Authority, (Redevelopment and Housing Projects), (XLCA), 5.00%, 9/1/31	$595	$595,970
Hesperia Public Financing Authority, (Redevelopment and Housing Projects), (XLCA), 5.00%, 9/1/37	7,240	7,247,747

Security	Principal Amount (000’s omitted)	Value
Pomona Public Financing Authority, (NPFG), 5.00%, 2/1/33	$5,940	$5,957,404
Puerto Rico Sales Tax Financing Corp., (NPFG), 0.00%, 8/1/45	15,020	2,498,877

		$16,299,998

Insured-Water and Sewer — 1.8%
Riverside, Water System Revenue, (AGM), 5.00%, 10/1/38	$1,595	$1,637,586
San Luis Obispo County, (Nacimiento Water Project), (BHAC), (NPFG), 5.00%, 9/1/38	250	250,673
San Luis Obispo County, (Nacimiento Water Project), (NPFG), 4.50%, 9/1/40	2,750	2,755,665

		$4,643,924

Lease Revenue/Certificates of Participation — 1.1%
California Public Works Board, 5.00%, 11/1/38	$2,565	$2,928,589

		$2,928,589

Special Tax Revenue — 17.5%
Jurupa Public Financing Authority, 5.00%, 9/1/30	$625	$724,462
Jurupa Public Financing Authority, 5.00%, 9/1/32	625	719,481
Los Angeles County Metropolitan Transportation Authority, Sales Tax Revenue, 5.00%, 7/1/42	3,185	3,860,252
Riverside County Transportation Commission, Sales Tax Revenue, Prerefunded to 6/1/23, 5.25%, 6/1/39(1)	6,285	7,341,571
San Bernardino County Transportation Authority, 5.25%, 3/1/40(1)	10,375	12,169,045
San Diego County Regional Transportation Commission, Sales Tax Revenue, 5.00%, 4/1/41	8,150	9,679,266
San Francisco Bay Area Rapid Transportation District, Sales Tax Revenue, 5.00%, 7/1/36(1)	6,250	7,057,875
Successor Agency to San Diego Redevelopment Agency, 5.00%, 9/1/32	3,720	4,456,114

		$46,008,066

Transportation — 11.4%
Bay Area Toll Authority, Toll Bridge Revenue, (San Francisco Bay Area), Prerefunded to 4/1/19, 5.25%, 4/1/29(1)	$6,500	$6,800,885
Long Beach, Harbor Revenue, 5.00%, 5/15/27	1,960	2,109,842
Long Beach, Harbor Revenue, 5.00%, 5/15/42(1)	7,500	8,776,200
Los Angeles Department of Airports, (Los Angeles International Airport), 5.00%, 5/15/35(1)	7,500	8,030,025
San Francisco City and County Airport Commission, (San Francisco International Airport), 5.00%, 5/1/35	2,190	2,335,022
San Jose, Airport Revenue, 5.00%, 3/1/31	1,750	1,921,850

		$29,973,824

Water and Sewer — 24.2%
Beverly Hills Public Financing Authority, Water Revenue, 5.00%, 6/1/37(1)	$5,725	$6,456,941
East Bay Municipal Utility District, 5.00%, 6/1/36	5,725	7,004,538
Eastern Municipal Water District Financing Authority, 5.25%, 7/1/42(1)	9,000	11,106,000
Los Angeles Department of Water and Power, Water System Revenue, 5.00%, 7/1/39(1)	10,000	11,646,400
Los Angeles, Wastewater System Revenue, 5.00%, 6/1/43(1)	7,500	8,487,900
Orange County Sanitation District, Wastewater Revenue, 5.00%, 2/1/35(1)	10,000	11,679,200
Rancho California Water District Financing Authority, 5.00%, 8/1/46(1)	6,000	7,141,320

		$63,522,299

Total Tax-Exempt Investments — 171.1% (identified cost $426,114,710)		$449,352,689

Other Assets, Less Liabilities — (71.1)%		$(186,686,419)

Net Assets — 100.0%		$262,666,270

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.

The Fund invests primarily in debt securities issued by California municipalities. The ability of the issuers of the debt securities to meet their obligations may be affected by economic developments in a specific industry or municipality. In order to reduce the risk associated with such economic developments, at December 31, 2017, 18.1% of total investments are backed by bond insurance of various financial institutions and financial guaranty assurance agencies. The aggregate percentage insured by an individual financial institution or financial guaranty assurance agency ranged from 1.0% to 9.3% of total investments.

(1)	Security represents the municipal bond held by a trust that issues residual interest bonds.

Abbreviations:

AGC	-	Assured Guaranty Corp.

AGM	-	Assured Guaranty Municipal Corp.

AMBAC	-	AMBAC Financial Group, Inc.

BHAC	-	Berkshire Hathaway Assurance Corp.

NPFG	-	National Public Finance Guaranty Corp.

XLCA	-	XL Capital Assurance, Inc.

The Fund did not have any open derivative instruments at December 31, 2017.

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 — quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At December 31, 2017, the hierarchy of inputs used in valuing the Fund’s investments, which are carried at value, were as follows:

Asset Description	Level 1	Level 2	Level 3	Total
Tax-Exempt Investments	$—	$449,352,689	$—	$449,352,689
Total Investments	$—	$449,352,689	$—	$449,352,689

The Fund held no investments or other financial instruments as of September 30, 2017 whose fair value was determined using Level 3 inputs. At December 31, 2017, there were no investments transferred between Level 1 and Level 2 during the fiscal year to date then ended.

For information on the Fund’s policy regarding the valuation of investments and other significant accounting policies, please refer to the Fund’s most recent financial statements included in its semiannual or annual report to shareholders.

Item 2. Controls and Procedures

(a) It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant on this Form N-Q has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant on this Form N-Q has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b) There have been no changes in the registrant’s internal controls over financial reporting during the fiscal quarter for which the report is being filed that have materially affected, or are reasonably likely to materially affect the registrant’s internal control over financial reporting.

Item 3. Exhibits

A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the 1940 Act is attached hereto.

Signatures

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Eaton Vance California Municipal Bond Fund

By:	/s/ Payson F. Swaffield
Payson F. Swaffield
President

Date:	February 22, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Payson F. Swaffield
Payson F. Swaffield
President

Date:	February 22, 2018

By:	/s/ James F. Kirchner
James F. Kirchner
Treasurer

Date:	February 22, 2018